Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Jun. 16, 2020	Jun. 25, 2019	Jun. 22, 2018
Share based options contractual terms	7 years 7 months 2 days
Weighted average grant date fair value of the share options	$ 9.45	$ 4.78	$ 2.96
Total unrecognized compensation expense	$ 40,932,534
Weighted average period for un recognized compensation costs to be recognized	11 months 8 days
Share based options granted	863,000
Share-based Payment Arrangement, Expense	$ 43,939,447	$ 60,805,483
Technology And Product Development Expenses [Member]
Share-based Payment Arrangement, Expense	807,418	$ 1,015,858
IPO [Member]
Share-based Payment Arrangement, Expense	$ 46,458,472
Twenty Twenty equity incentive plan [Member]
Common stock reserved for future issuance				2,878,602
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years
Percentage of Ordinary Shares issued and outstanding	2.00%
Share based options granted	863,000
Share Based Compensation Arrangement By Sharebased Payment Award Vesting Stock Options On Pro Rata Basis	3 years
Twenty Eighteen Share Incentive Plan [Member]
Common stock reserved for future issuance					15,000,000	15,000,000	11,733,506
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years